Loans and Allowance for Loan Losses, Risk Category of Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		$ 4,062,196	$ 3,874,096
Impaired loans included in classified loans		816	645
New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	3,022,936	2,948,069
Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		1,039,260	926,027
Commercial [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		199,499	196,146
Commercial [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[2]	181,512	180,608
Commercial [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		17,987	15,538
Commercial [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		193,651	190,156
Commercial [Member] | Pass [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[2]	175,664	174,730
Commercial [Member] | Pass [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		17,987	15,426
Commercial [Member] | Classified [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		5,848	5,990
Commercial [Member] | Classified [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[2]	5,848	5,878
Commercial [Member] | Classified [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		0	112
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		179,938	171,553
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1],[2]	162,186	156,278
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		17,752	15,275
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		175,032	166,568
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[2]	157,280	151,405
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		17,752	15,163
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		4,906	4,985
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[2]	4,906	4,873
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		0	112
Commercial [Member] | Other [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		19,561	24,593
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1],[2]	19,326	24,330
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		235	263
Commercial [Member] | Other [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		18,619	23,588
Commercial [Member] | Other [Member] | Pass [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[2]	18,384	23,325
Commercial [Member] | Other [Member] | Pass [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		235	263
Commercial [Member] | Other [Member] | Classified [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		942	1,005
Commercial [Member] | Other [Member] | Classified [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[2]	942	1,005
Commercial [Member] | Other [Member] | Classified [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.
[2]	Includes New York, New Jersey and Massachusetts.